UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.
Portfolio of Investments
December 31, 2006 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS
ENERGY — 19.1%
ENSCO International Incorporated	2,331,800	$116,729,908
National Oilwell Varco, Inc. *	811,300	49,635,334
Patterson-UTI Energy, Inc.	3,714,800	86,294,804
Rosetta Resources, Inc.*‡	4,455,800	83,189,786
Rowan Companies, Inc.	2,203,800	73,166,160
		$409,015,992
RETAILING — 15.8%
Big Lots, Inc.*	1,999,400	$45,826,248
Charming Shoppes, Inc. *	5,600,000	75,768,000
Foot Locker, Inc.	2,361,300	51,783,309
Radioshack Corporation*	1,439,600	24,156,488
Rent-A-Center, Inc.*	1,309,200	38,634,492
Ross Stores, Inc.	1,787,400	52,370,820
Zale Corporation*	1,773,600	50,033,256
		$338,572,613
TECHNOLOGY — 9.2%
Arrow Electronics, Inc.*	1,885,000	$59,471,750
Avnet, Inc. *	5,398,900	137,833,917
		$197,305,667
CONSUMER DURABLES — 5.6%
Champion Enterprises, Inc.*‡	4,451,600	$41,666,976
Coachmen Industries, Inc.‡	859,000	9,449,000
Fleetwood Enterprises, Inc.*‡	4,627,600	36,604,316
Thor Industries, Inc.	728,800	32,059,912
		$119,780,204
INDUSTRIAL PRODUCTS — 4.1%
Trinity Industries, Inc.	2,494,350	$87,801,120
DEFENSE — 1.8%
Datapath, Inc.*,‡,†	4,100,000	$38,950,000
FINANCIAL — 1.8%
Horace Mann Educators Corporation	630,100	$12,728,020
Mercury General Corporation	463,900	24,461,447
		$37,189,467
CONSUMER NON-DURABLES — 1.6%
American Greetings Corporation	1,407,800	$33,604,186
HEALTH CARE — 0.7%
Apria Healthcare Group Inc.*	571,800	$15,238,470
TOTAL COMMON STOCKS — 59.7% (Cost $792,297,515)		$1,277,457,719

NON-CONVERTIBLE SECURITIES — 24.0%
Federal Home Loan Bank — 4.75% 2009	$50,000,000	$49,761,990
Federal Home Loan Bank — 5.25% 2009	25,000,000	25,153,337
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007	355,378,061	354,822,783
U.S. Treasury Note — 4% 2007	25,000,000	24,804,688
U.S. Treasury Note — 4.25% 2007	58,000,000	57,619,375
TOTAL NON-CONVERTIBLE SECURITIES (Cost $515,623,518)		$512,162,173

SHORT-TERM U.S. GOVERNMENT SECURITIES — 10.0% (Cost $212,659,810)
U.S. Treasury Bill — 4.94% 2/15/07	$214,000,000	$212,744,526
TOTAL INVESTMENT SECURITIES — 93.7% (Cost $1,520,580,843)		$2,002,364,418

SHORT-TERM CORPORATE NOTES — 6.2%
AIG Funding, Inc. — 5.24% 1/2/07	$46,736,000	$46,729,197
AIG Funding, Inc. — 5.27% 1/9/07	36,431,000	36,388,335
Toyota Motor Credit Corporation — 5.23% 1/12/07	50,526,000	50,445,257
TOTAL SHORT-TERM CORPORATE NOTES (Cost $133,562,789)		$133,562,789

TOTAL INVESTMENTS — 99.9% (Cost $1,654,143,632)(A)		$2,135,927,207
Other assets and liabilities, net — 0.1%		2,224,116
TOTAL NET ASSETS — 100.0%		$2,138,151,323

*      Non-income producing securities

‡       Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended December 31, 2006.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended December 31, 2006.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income
Champion Enterprises, Inc.	—	—	—	—
Coachmen Industries, Inc.	—	—	—	$51,540
Datapath, Inc.	—	—	—	—
Fleetwood Enterprises, Inc.	—	—	—	—
Rosetta Resources, Inc.	—	—	—	—

†       Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration.  Datapath, Inc. constituted 1.8% of total net assets at December 31, 2006.

(A)      The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$493,589,455
Gross unrealized depreciation:	(11,805,880)
Net unrealized appreciation:	$481,783,575

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	February 27, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	February 27, 2007